Common Stock Warrants - Fair Value of the Warrants Estimated Using Assumptions (Details)	Dec. 31, 2023 yr
Expected life (in years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated warrants on the date of grant	4
Expected life (in years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated warrants on the date of grant	5
Expected volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated warrants on the date of grant	116.11
Expected volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated warrants on the date of grant	123.9
Risk-free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated warrants on the date of grant	3.98
Risk-free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated warrants on the date of grant	4.24
Dividend yield | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated warrants on the date of grant	0
Dividend yield | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated warrants on the date of grant	0